Investments in Related Party and Other (OceanPal) (Narrative) (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) Item $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 13, 2025 USD ($)	Feb. 10, 2025 USD ($)	Dec. 31, 2024 USD ($) shares
Related Party Transaction [Line Items]
Issuance of stock	$ 16	$ 27,792
Issuance of new shares | shares	12,802
Dividends income	$ 64	0
Cash and cash equivalents	65,098	100,541			$ 124,666
Vessels	1,045,373				$ 1,069,204
Purchase price of vessel			$ 11,800	$ 11,875
Income/(loss) from equity method investments	$ (747)	(231)
Common stock, shares issued | shares	115,773,562				125,203,405
Gain/(loss) on related party investments	$ 2,482	(1,351)
OceanPal [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	49.00%
OceanPal [Member]
Related Party Transaction [Line Items]
Common stock, shares issued | shares	3,649,474				3,649,474
OceanPal [Member]
Related Party Transaction [Line Items]
Investments in a related party (Note 4(a))	$ 6,715				$ 4,235
Unrealized gain (loss)	$ 2,482	(1,351)
Series B Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Number of votes of stockholders | Item	2,000
Maximum percentage of votes as a percentage of total votes	49.00%
Maximum total number of votes entitled to vote, including common stock or any other voting security	34.00%
Issuance of preferred stock, shares | shares	500,000				500,000
Series C Convertible Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Conversion price | $ / shares	$ 6.5
Cumulative preferred dividend accruing rate	8.00%
Preferred stock liquidation preference per share | $ / shares	$ 1,000
Issuance of preferred stock, shares | shares	207				207
Trading days, term in convertible shares agreement	10 days
Series C and Series D [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Dividends income	$ 8	$ 8
Series B and Series C Preferred Shares [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Investments in a related party (Note 4(a))	$ 180				$ 180